Consolidated Statement of Comprehensive Income - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Profit (loss) for the year	S/ (190,344)	S/ (838,642)	S/ 57,415
Items that will not be reclassified to profit or loss
Remeasurement of actuarial gains and losses, net of tax			16,589
Items that may be subsequently reclassified to profit or loss
Cash flow hedge, net of tax	(626)	6	119
Foreign currency translation adjustment, net of tax	8,304	(8,170)	5,733
Exchange difference from net investment in a foreign operation, net of tax	708	(456)	(8,147)
Items that may be subsequently reclassified to profit or loss	8,386	(8,620)	(2,295)
Other comprehensive income for the year, net of tax	8,386	(8,620)	14,294
Total comprehensive income for the year	(181,958)	(847,262)	71,709
Comprehensive income attributable to:
Owners of the Company	(209,599)	(891,607)	(67,548)
Non-controlling interest	27,641	44,345	139,257
Total comprehensive income for the year	S/ (181,958)	S/ (847,262)	S/ 71,709